Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary Of Unused Tax Credit Carryforwards

The amount of unused tax credit carryforwards for which no deferred tax asset is recognized and their expiration dates are as follows:

(In millions of won)
	December 31, 2018		December 31, 2019	December 31, 2020	December 31, 2021	December 31, 2022
Tax credit carryforwards	~~W~~	—	—	—	58,391	91,862

Details of Deferred Tax Assets and Liabilities
(c)	Deferred tax assets and liabilities are attributable to the following:

(In millions of won)	Assets			Liabilities		Total
	December, 31, 2016		December, 31, 2017	December, 31, 2016	December, 31, 2017	December, 31, 2016	December, 31, 2017
Other accounts receivable, net	~~W~~	—	—	(1,190)	(1,441)	(1,190)	(1,441)
Inventories, net		35,771	34,550	—	—	35,771	34,550
Defined benefit liabilities, net		10,817	2,375	—	—	10,817	2,375
Unrealized gain or loss and others		34,777	29,061	—	—	34,777	29,061
Accrued expenses		122,998	183,903	—	—	122,998	183,903
Property, plant and equipment		338,860	409,928	—	—	338,860	409,928
Intangible assets		744	3,457	(31,771)	(24,646)	(31,027)	(21,189)
Provisions		15,051	27,018	—	—	15,051	27,018
Gain or loss on foreign currency translation, net		11	13	—	—	11	13
Others		21,435	27,562	—	—	21,435	27,562
Tax credit carryforwards		287,400	268,926	—	—	287,400	268,926

Deferred tax assets (liabilities)	~~W~~	867,864	986,793	(32,961)	(26,087)	834,903	960,706

Changes in Deferred Tax Assets and Liabilities
(d)	Changes in deferred tax assets and liabilities for the years ended December 31, 2016 and 2017 are as follows:

(In millions of won)
	January 1, 2016		Profit or loss	Other compre- hensive income (loss)	December 31, 2016	Profit or loss	Other compre- hensive income	December 31, 2017
Other accounts receivable, net	~~W~~	(2,388)	1,198	—	(1,190)	(251)	—	(1,441)
Inventories, net		46,449	(10,678)	—	35,771	(1,221)	—	34,550
Available-for-sale financial assets		(19)	—	19	—	—	—	—
Defined benefit liabilities, net		58,962	(10,551)	(37,594)	10,817	(17,701)	9,259	2,375
Unrealized gain or loss and others		9,121	25,656	—	34,777	(5,716)	—	29,061
Accrued expenses		122,002	996	—	122,998	60,905	—	183,903
Property, plant and equipment		271,252	67,608	—	338,860	71,068	—	409,928
Intangible assets		(33,846)	2,819	—	(31,027)	9,838	—	(21,189)
Provisions		14,152	899	—	15,051	11,967	—	27,018
Gain or loss on foreign currency translation, net		11	—	—	11	2	—	13
Others		25,253	(3,818)	—	21,435	6,127	—	27,562
Tax credit carryforwards		385,017	(97,617)	—	287,400	(18,474)	—	268,926

Deferred tax assets (liabilities)	~~W~~	895,966	(23,488)	(37,575)	834,903	116,544	9,259	960,706